Membership Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Membership Interests [Abstract]
MEMBERSHIP INTERESTS

9.    MEMBERSHIP INTERESTS

Cash Distributions

Distributions are limited by our required regulatory capital structure to be at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes, which is 57.5% debt to 42.5% equity effective November 27, 2017.  At September 30, 2018, $219 million was available for distribution to our members, as our regulatory capitalization ratio was 56.3% debt to 43.7% equity.  The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt including capital leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  Equity is calculated as membership interests determined in accordance with GAAP, excluding the effects of the acquisition accounting resulting from PUCT Docket No. 34077.

In October 2018, our board of directors declared a cash distribution of $180 million, which was paid to our members on November 6, 2018.  In July 2018, our board of directors declared a cash distribution of $30 million, which was paid to our members on August 1, 2018.

Cash Contributions

In November 2018, our members made capital contributions of $140 million.  In April 2018, our members made capital contributions of $144 million.

Membership Interests

The following table presents the changes to membership interests during the nine months ended September 30, 2018 and 2017:

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests

Balance at December 31, 2017	$8,004	$(101)	$7,903
Net income	426	-	426
Distributions	(30)	-	(30)
Capital contributions	144	-	144
Net effects of cash flow hedges (net of tax)	-	2	2
Defined benefit pension plans (net of tax)	-	2	2
Balance at September 30, 2018	$8,544	$(97)	$8,447

Balance at December 31, 2016	$7,822	$(111)	$7,711
Net income	343	-	343
Distributions	(237)	-	(237)
Net effects of cash flow hedges (net of tax)	-	1	1
Defined benefit pension plans (net of tax)	-	2	2
Balance at September 30, 2017	$7,928	$(108)	$7,820

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the nine months ended September 30, 2018 and 2017:

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2017	$(18)	$(83)	$(101)
Defined benefit pension plans (net of tax)	-	2	2
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at September 30, 2018	$(16)	$(81)	$(97)

Balance at December 31, 2016	$(20)	$(91)	$(111)
Defined benefit pension plans (net of tax)	-	2	2
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	-	1
Balance at September 30, 2017	$(19)	$(89)	$(108)

9.    MEMBERSHIP INTERESTS

Cash Distributions

Distributions are limited by our required regulatory capital structure to be at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes.  The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt including capital leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  Equity is calculated as membership interests determined in accordance with GAAP, excluding the effects of acquisition accounting (which included recording the initial goodwill and fair value adjustments and subsequent related impairments and amortization).

Our PUCT authorized capital structure is 57.5% debt to 42.5% equity effective November 27, 2017 based on the PUCT order issued in PUCT Docket No. 46957 (see Note 3 for additional information).  Our previous PUCT authorized capital structure was 60% debt to 40% equity.  At December 31, 2017, our regulatory capitalization ratio was 59.4% debt to 40.6% equity effectively restricting our ability to make cash distributions to our members.  The PUCT order requires Oncor to record a regulatory liability until the new authorized regulatory capital structure is met to reflect our actual capitalization prior to achieving the authorized capital structure. Once the authorized capital structure is attained, the regulatory liability will be returned to customers through the capital structure refund mechanism approved in the PUCT docket. Oncor implemented the regulatory liability as of November 27, 2017.

On October 25, 2017, our board of directors declared a contingent cash distribution of $32 million to be paid to our members as of October 25, 2017 within one business day after an additional equity contribution is made to Oncor from members totaling approximately $250 million.  In the event the additional equity contribution is not made on or before the date of the closing of the Sempra Merger Agreement, no distribution shall be payable.  As of February 22, 2018 the distribution had not been made.  For more information on the Sempra Merger Agreement, see Note 2.

During 2017, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
July 26, 2017	August 1, 2017	$65
April 26, 2017	April 27, 2017	$86
March 22, 2017	March 24, 2017	$86

During 2016, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 26, 2016	October 27, 2016	$41
July 27, 2016	August 11, 2016	$68
April 27, 2016	May 11, 2016	$65
February 24, 2016	February 25, 2016	$56

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2014	$(24)	$(83)	$(107)
Defined benefit pension plans (net of tax)	-	(8)	(8)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2015	$(22)	$(91)	$(113)
Defined benefit pension plans (net of tax)	-	-	-
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2016	$(20)	$(91)	$(111)
Defined benefit pension plans (net of tax)	-	8	8
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2017	$(18)	$(83)	$(101)